Other operating expense (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information on other operating expense

	December 31, 2019	December 31, 2018
Net impairment loss on trade receivables	$1,537	$98
Impairment loss allowance	250	—
Total impairment loss on trade receivables	1,787	98

Restructuring costs	146	507
	$1,933	$605